Assets Pledged as Collateral or for Security - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
FAFG [Member] | Syndicated bank loans [Member]
Disclosure of detailed information about business combination [line items]
Proportion of Ownership Interest in Subsidiary Pledged as Collateral	89.60%